Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Components of Earnings From Continuing Operations Before Income Taxes	The components of earnings before income taxes are as follows:

	Year Ended December 31
	2020	2019	2018
Domestic	$115.3	$168.9	$172.5
Foreign	212.6	234.6	235.3
	$327.9	$403.5	$407.8

Income Tax Expense From Continuing Operations
Income tax expense is comprised of the following components:

	Year Ended December 31
	2020	2019	2018
Current
Federal	$36.9	$34.6	$21.2
State and local	7.8	5.3	4.9
Foreign	51.0	48.7	55.6
	95.7	88.6	81.7
Deferred
Federal	(15.0)	2.2	13.5
State and local	(2.6)	(.9)	(10.9)
Foreign	(3.3)	(.5)	(.2)
	(20.9)	.8	2.4
	$74.8	$89.4	$84.1

Schedule of Income Tax Expense From Continuing Operations Percentage
Income tax expense, as a percentage of earnings before income taxes, differs from the statutory federal income tax rate as follows:

	Year Ended December 31
	2020	2019	2018
Statutory federal income tax rate	21.0%	21.0%	21.0%
Increases (decreases) in rate resulting from:
State taxes, net of federal benefit	.8	1.3	1.1
Tax effect of foreign operations	(2.2)	(1.7)	(.7)
Global intangible low-taxed income	(.3)	2.3	.7
Current and deferred foreign withholding taxes	2.7	1.3	3.6
Stock-based compensation	(.6)	(1.1)	(.8)
Change in valuation allowance	.8	.4	(1.9)
Change in uncertain tax positions, net	.6	(.3)	(.3)
Goodwill impairment	1.6	—	—
Other permanent differences, net	(1.3)	(.3)	(1.3)
Other, net	(.3)	(.7)	(.8)
Effective tax rate	22.8%	22.2%	20.6%

Reconciliation of Gross Unrecognized Tax Benefits	A reconciliation of the beginning and ending balance of our gross unrecognized tax benefits for the periods presented is as follows:

	2020	2019	2018
Gross unrecognized tax benefits, January 1	$6.4	$8.2	$10.1
Gross increases—tax positions in prior periods [1]	2.9	—	—
Gross decreases—tax positions in prior periods	(.4)	(.4)	(.5)
Gross increases—current period tax positions	.6	.7	1.3
Change due to exchange rate fluctuations	.1	—	(.2)
Settlements [1]	(3.2)	—	—
Lapse of statute of limitations	(1.1)	(2.1)	(2.5)
Gross unrecognized tax benefits, December 31	5.3	6.4	8.2
Interest	1.4	1.9	2.4
Penalties	.2	.3	.4
Total gross unrecognized tax benefits, December 31	$6.9	$8.6	$11.0
1 In 2020, we effectively settled a tax matter in Korea totaling $2.9 plus $.3 in interest.
Deferred Tax Assets or Liabilities
Deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of our assets and liabilities. The major temporary differences and their associated deferred tax assets or liabilities are as follows:

	December 31
	2020		2019
	Assets	Liabilities	Assets	Liabilities
Property, plant and equipment	$17.4	$(81.7)	$19.1	$(84.8)
Inventories	2.6	(21.4)	2.3	(22.8)
Accrued expenses	68.1	(6.3)	59.9	(4.2)
Net operating losses and other tax carryforwards	32.3	—	31.9	—
Pension cost and other post-retirement benefits	22.3	(.7)	18.2	(.7)
Intangible assets	.2	(194.7)	.3	(199.5)
Derivative financial instruments	2.4	(2.4)	3.0	(1.7)
Tax on undistributed earnings (primarily from Canada and China)	—	(14.8)	—	(16.8)
Uncertain tax positions	1.1	—	1.4	—
Other	5.7	(6.4)	5.2	(6.3)
Gross deferred tax assets (liabilities)	152.1	(328.4)	141.3	(336.8)
Valuation allowance	(18.1)	—	(16.8)	—
Total deferred taxes	$134.0	$(328.4)	$124.5	$(336.8)
Net deferred tax liability		$(194.4)		$(212.3)

Deferred Tax Assets And (Liabilities) Included In Consolidated Balance Sheets	Deferred tax assets (liabilities) included in the Consolidated Balance Sheets are as follows:

	December 31
	2020	2019
Sundry	$11.0	$11.5
Deferred income taxes	(205.4)	(223.8)
	$(194.4)	$(212.3)